Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014
Trade payables	$1,715	$3,033
Machinery and equipment payables	2,220	2,050
Accrued expenses	9,647	8,330
Value added tax payable	260	200
Other tax payable	183	171
Withholding tax payable	238	338
Bonus and benefit payables	5,231	5,626
Other payables	3,030	2,790
Total	$22,524	$22,538